ZSA ASSET ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)
                                                                      Value
                                               Shares               (note 1)
                                            -----------          ------------
COMMON STOCKS  - 60.11%

   Autos & Trucks - 0.77%
          Ford Motor Company                      2,100              $65,625
                                                                 ------------

   Beverages - 1.19%
          The Coca-Cola Company                   2,000              101,750
                                                                 ------------

   Broadcast - Radio & Television - 0.48%
          E.W. Scripps Company                      900               41,963
                                                                 ------------

   Computer Software & Services - 2.68%
   (a)    Adaptec, Inc.                           1,400               84,000
          Adobe Systems, Inc.                     1,600               59,600
   (a)    Microsoft Corporation                     650               85,719
                                                                 ------------
                                                                     229,319
                                                                 ------------
   Cosmetics & Personal Care - 1.35%
          Gillette Company                        1,600              115,400
                                                                 ------------

   Electrical Equipment - 0.52%
          Linear Technology Corporation           1,200               44,250
                                                                 ------------

   Electronics - 1.48%
          General Electric Company                1,000               90,750
   (a)    Philips Electronics N.V.                1,000               35,875
                                                                 ------------
                                                                     126,625
                                                                 ------------
   Engineering & Construction - 0.86%
          Fluor Corporation                       1,200               73,500
                                                                 ------------

   Entertainment - 0.89%
          Walt Disney Company                     1,200               75,900
                                                                 ------------

   Financial - Banks, Commercial - 0.68%
          First Chicago NBD Corporation           1,300               58,825
                                                                 ------------

   Financial - Banks, Money Center - 0.67%
          Chase Manhattan Corporation               718               57,440
                                                                 ------------

   Financial Services - 0.83%
          Green Tree Financial Corporation        1,800               70,650
                                                                 ------------

   Food - Processing - 0.52%
          Philip Morris Companies, Inc.             500               44,875
                                                                 ------------



                                                                   (Continued)

                           ZSA ASSET ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)
                                     Value


                                                  Shares            (note 1)
                                               ------------       -----------
COMMON STOCKS - (Continued)

   Foreign Securities - 16.56%
          ABB AB                                      400          $42,000
          Banco Bilbao Vizcaya                      1,300           59,638
          Bass PLC                                  1,850           45,094
          Broken Hill Proprietary Company           1,400           36,050
          Cadbury Schweppes plc                     1,300           42,575
          Canon, Inc.                                 400           39,400
          Ciba-Geigy AG                               700           44,363
          Commerzbank AG                              750           34,500
          Elsevier NV                               1,550           51,344
          Empresa Nacional De Electricidad            700           41,562
          Fletcher Challenge Building                 362            8,100
          Fletcher Challenge Energy                   362            8,643
          Fletcher Challenge Ltd.                     191            2,817
          Fletcher Challenge Paper                    725           14,228
          Grand Metropolitan PLC                    1,300           39,650
          Hitachi, Ltd.                               350           33,688
          Hong Kong Telecommunications              1,000           18,000
          HSBC Holdings plc                           200           37,300
          Ito-Yokado Company Ltd.                     200           45,100
          Koninlijke Ahold NV                         750           42,281
          LVMH Moet Hennessy Louis Vuitton          1,000           43,437
          Luxottica Group S.p.A.                      500           36,375
          Mannesmann AG                               110           41,305
          Matsushita Electric Industrial Company      200           33,900
   (a)    Norsk Hydro A.S.                            850           39,844
          Rank Organisation PLc                     2,700           36,788
          Rhone-Poulenc                             1,450           40,600
          Roche Holdings LTD                          550           40,150
          Royal Dutch Petroleum Company               700          109,287
   (a)    Siemens AG-ADR                              700           37,275
          Telefonica de Espana                      1,000           55,625
          Telefonaktiebolaget LM Ericsson Company   1,850           46,943
   (a)    Tokio Marine & Fire Insurance Company       600           35,700
          Tomkins plc                               2,300           39,675
          Total Compagnie Francaise des Petrol      1,200           46,950
          Toyota Motor Corporation                    900           46,125
                                                               ------------
                                                                 1,416,312
                                                               ------------
   Forest Products & Paper - 0.23%
          Willamette Industries, Inc.                 300           19,650
                                                               ------------

   Household Products & Housewares - 1.14%
          Procter & Gamble Company                  1,000           97,500
                                                               ------------

                                                                    (Continued)

                           ZSA ASSET ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)
                                                                      Value
                                                        Shares       (note 1)
                                                      ----------   ------------
COMMON STOCKS - (Continued)

   Insurance - Multiline - 1.06%
          American International Group                       900      $90,450
                                                                    ----------

   Machine - Construction & Mining - 0.71%
          Caterpillar, Inc.                                  800       60,300
                                                                    ----------

   Manufactured Housing - 0.78%
          Clayton Homes, Inc.                              3,062       66,981
                                                                    ----------

   Medical - Biotechnology - 1.05%
          Medtronic, Inc.                                  1,400       89,775
                                                                    ----------

   Medical - Hospital Management & Service - 0.90%
          Manor Care, Inc.                                 2,000       76,750
                                                                    ----------

   Metals - Diversified - 0.82%
          Phelps Dodge Corporation                         1,100       70,537
                                                                    ----------

   Mining - 0.47%
          WMC Limited                                      1,550       40,300
                                                                    ----------

   Oil & Gas - Domestic - 1.05%
          Enron Corporation                                2,200       89,650
                                                                    ----------

   Oil & Gas - International - 1.53%
          Chevron Corporation                              2,100      131,250
                                                                    ----------

   Pharmaceuticals - 1.34%
          Abbott Laboratories                              1,150       56,638
          Mylan Laboratories                               3,400       57,800
                                                                    ----------
                                                                      114,438
                                                                    ----------
   Real Estate Investment Trust - 13.36%
          Avalon Properties, Inc.                            725       16,766
          BRE Properties, Inc.                             1,550       31,000
          Beacon Properties Corporation                    2,525       73,225
          Burnham Pacific Properties, Inc.                 4,200       49,350
          Campden Property Trust                             650       16,656
          CarrAmerica Realty Corporation                   2,050       51,250
          Chateau Properties, Inc.                         2,900       71,775
          Cousins Properties, Inc.                         2,400       52,800
          Crescent Real Estate Equities, Inc.              1,300       53,463
          Developers Diversified Realty                    1,050       33,600
          Duke Realty Investments, Inc.                    2,250       73,125
          East Group Properties                            2,300       56,925
          Equity Residential Properties Trust                500       17,875


                                                                    (Continued)

                           ZSA ASSET ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)
                                                                        Value
                                                           Shares      (note 1)
                                                         ----------  -----------
COMMON STOCKS - (Continued)

         Real Estate Investment Trust - (Continued)
                Federal Realty Investment Trust               900       $21,150
                General Growth Properties                     900        22,500
                Highwoods Properties, Inc.                  1,750        52,938
                IRT Property Company                        1,700        15,938
                Kimco Realty Corporation                    1,800        53,550
                Liberty Property Trust                      2,450        53,287
                Merry Land & Investment Company, Inc.         900        19,125
                New Plan Realty Trust                         900        19,350
                Oasis Residential, Inc.                       900        19,687
                Post Properties, Inc.                         650        23,806
                Security Capital Pacific Trust              1,000        21,375
                Simon DeBartolo Group, Inc.                   650        16,575
                Spieker Properties                          1,800        52,875
                Taubman Centers, Inc.                       3,100        34,487
                United Dominion Realty Trust                2,400        33,600
                Washington Real Estate Investment Trust     1,000        15,875
                Weingarten Realty Investors                   400        15,500
                Wellsford Residential Property Trust        1,500        33,000
                Western Investment Real Estate Trust        1,600        20,200
                                                                    ------------
                                                                      1,142,628
                                                                    ------------
         Retail - Grocery - 0.74%
                Albertson's, Inc.                           1,500        63,000
                                                                    ------------

         Retail Specialty Line - 1.09%
         (a)    Borders Group, Inc.                         2,500        93,125
                                                                    ------------

         Toys - 1.22%
                Mattel, Inc.                                4,058       104,493
                                                                    ------------

         Transportation - Miscellaneous - 0.89%
                CSX Corporation                             1,500        75,750
                                                                    ------------

         Utilities - Telecommunications - 2.25%
                A T & T Corporation                         2,500       130,625
                GTE Corporation                             1,600        61,400
                                                                    ------------
                                                                        192,025
                                                                    ------------

Total Common Stocks (Cost $4,517,117)                                 5,141,036
                                                                    ------------



                                                                     (Continued)

                           ZSA ASSET ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                               September 30, 1996
                                  (Unaudited)



                                                                   Interest     Maturity        Value
                                                     Principal       Rate         Date         (note 1)
                                                     --------------------------------------------------
United States Government Obligations - 39.25%

         United States Treasury Bill                 $1,250,000      0.00%       1/09/97      $1,232,569
         United States Treasury Notes                 1,250,000      5.75%       8/15/03         932,063
         United States Treasury Notes                   900,000      7.25%       5/15/04       1,191,993
                                                                                              ----------

         Total United States Government Obligations (Cost $2,911,167)                          3,356,625
                                                                                              ----------

REPURCHASE AGREEMENT (b) - 5.17%

                Wachovia Bank                          $442,833      5.750%     10/01/96         442,833
                (Cost $442,833)                                                                 --------


Total Value of Investments (Cost $7,871,117 (c))                                  104.53%      8,940,494
Excess of Liabilities over Assets                                                 (4.53)%       (387,758)
                                                                                 --------      ----------
                Net Assets                                                        100.00%     $8,552,736
                                                                                 ========      ==========

         (a)    Non-income producing investment.

         (b)    The repurchase agreement is fully collateralized by U.S.
                government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other funds administered by The Nottingham Company.

         (c) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

                Unrealized appreciation                                                       $1,202,988
                Unrealized depreciation                                                         (133,611)
                                                                                               ----------

                                     Net unrealized appreciation                              $1,069,377
                                                                                               ==========


See accompanying notes to financial statements

                           ZSA ASSET ALLOCATION FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               September 30, 1996
                                  (Unaudited)

ASSETS
         Investments, at value (cost $7,871,117)                 $8,940,494
         Interest receivable                                         40,003
         Dividends receivable                                        19,177
         Receivable for investments sold                            227,056
         Receivable for fund shares sold                              3,176
         Prepaid expenses                                             3,990
         Deferred organization expenses, net (note 4)                 9,924
         Other asset                                                  2,381
                                                                 -----------

                Total assets                                      9,246,201
                                                                 -----------

LIABILITIES
         Disbursements in excess of cash on demand deposit          687,021
         Accrued expenses                                             5,530
         Due to investment advisor                                      914
                                                                 -----------

                Total liabilities                                   693,465
                                                                 -----------

NET ASSETS
         (applicable to 666,301 shares outstanding; unlimited
         shares of no par value beneficial interest authorized)  $8,552,736
                                                                 ===========

NET ASSET VALUE AND REPURCHASE PRICE PER SHARE
         ($8,552,736 divided by 666,301 shares)                      $12.84
                                                                 ===========

NET ASSETS CONSIST OF
         Paid-in capital                                         $7,814,339
         Undistributed net investment income                            532
         Undistributed net realized loss on investments            (331,512)
         Net unrealized appreciation on investments               1,069,377
                                                                 -----------
                                                                 $8,552,736
                                                                 ===========


See accompanying notes to financial statements

                           ZSA ASSET ALLOCATION FUND

                            STATEMENT OF OPERATIONS

                        Period ended September 30, 1996
                                  (Unaudited)

INVESTMENT INCOME

   Income
          Interest                                                     $109,976
          Dividends                                                      91,182
          Miscellaneous                                                      11
                                                                       --------

                 Total income                                           201,169
                                                                       --------

   Expenses
          Investment advisory fees (note 2)                              45,801
          Fund administration fees (note 2)                              11,450
          Distribution fees (note 3)                                     11,450
          Fund accounting fees (note 2)                                  10,528
          Professional fees                                               8,257
          Custody fees                                                    4,182
          Securities pricing fees                                         3,455
          Registration and filing administration fees                     1,067
          Shareholder recordkeeping fees                                    687
          Trustee fees and meeting expenses                               2,816
          Shareholder servicing expenses                                  2,458
          Amortization of deferred organization expenses (note 4)         2,383
          Other operating expenses                                        2,332
          Registration and filing expenses                                1,596
          Printing expenses                                                 538
                                                                       --------

                 Total expenses                                         109,000
                                                                       --------

                 Less investment advisory fees waived (note 2)          (19,688)
                                                                       --------

                 Net expenses                                            89,312
                                                                       --------

                        Net investment income                           111,857
                                                                       --------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

   Net realized gain from investment transactions                       300,021
   Increase in unrealized appreciation on investments                    28,762
                                                                       --------

          Net realized and unrealized gain on investments               328,783
                                                                       --------

                 Net increase in net assets resulting from operations  $440,640
                                                                       ========



See accompanying notes to financial statements

                           ZSA ASSET ALLOCATION FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (Unaudited)




                                                                         Period ended              Year ended
                                                                        September 30,               March 31,
                                                                             1996                     1996
                                                                     ----------------              ----------
DECREASE IN NET ASSETS
      Operations
             Net investment income                                   $     111,857              $     250,468
             Net realized gain from investment transactions                300,021                    986,366
             Increase in unrealized appreciation on investments             28,762                    460,669
                                                                      -------------              -------------

Net increase in net assets resulting from operations                       440,640                  1,697,503
                                                                      -------------              -------------

Distributions to shareholders from
Net investment income                                                     (113,010)                  (251,227)
                                                                      -------------              -------------

Capital share transactions
Decrease in net assets resulting from capital share transactions (a)    (1,400,787)                (2,385,161)
                                                                      -------------              -------------

Total decrease in net assets                                            (1,073,157)                  (938,885)

NET ASSETS

Beginning of period                                                      9,625,893                 10,564,778
                                                                      -------------              -------------

End of period (including undistributed net investment income of
$532 as of September 30, 1996 and $1,685
as of March 31, 1996                                                 $   8,552,736              $   9,625,893
                                                                      =============              =============



(a) A summary of capital share activity follows:

                                                Period ended              Year ended
                                             September 30, 1996         March 31, 1996

                                            Shares      Value         Shares       Value
                                            ------      -----         ------       -----
Shares sold                                 42,709   $   538,128       79,653    $   936,518
Shares issued for reinvestment
      of distributions                       8,754       111,109       20,475        245,030
                                          ---------   -----------    ---------    -----------
                                            51,463       649,237      100,128      1,181,548


Shares redeemed                           (163,098)   (2,050,024)    (303,697)    (3,566,709)
                                          ---------   -----------    ---------    -----------
Net decrease                              (111,635)  $(1,400,787)    (203,569)   $(2,385,161)
                                          =========   ===========    =========    ===========



See accompanying notes to financial statements

                           ZSA ASSET ALLOCATION FUND

                              FINANCIAL HIGHLIGHTS

                (For a Share Outstanding Throughout the Period)
                                  (Unaudited)




                                                                                                                     For the
                                                                                                                   period from
                                                                                                                 August 10, 1992
                                                                                                                  (commencement
                                                   Period ended      Year ended     Year ended     Year ended     of operations)
                                                   September 30,     March 31,       March 31,      March 31,      to March 31,
                                                      1996             1996           1995            1994            1993
                                                   -----------     ----------     ----------     ----------     ---------------
Net asset value, beginning of period                   $12.37          $10.76         $10.92         $10.77            $10.00

   Income (loss) from investment operations
          Net investment income (loss)                   0.16            0.30           0.15          (0.01)             0.04
          Net realized and unrealized gain
              (loss) on investments                      0.47            1.61          (0.17)          0.31              0.77
                                                   -----------     ----------     ----------     ----------        ----------

                 Total from investment operations        0.63            1.91          (0.02)          0.30              0.81
                                                   -----------     ----------     ----------    -----------        ----------

   Distributions to shareholders from
          Net investment income                         (0.16)          (0.30)         (0.14)         (0.01)            (0.04)
          Net realized gain from investment
               transactions                              0.00            0.00           0.00          (0.14)             0.00
                                                   -----------     ----------     ----------    -----------        ----------

                 Total distributions                    (0.16)          (0.30)         (0.14)         (0.15)            (0.04)
                                                   -----------     ----------     ----------    -----------        ----------

Net asset value, end of period                         $12.84          $12.37         $10.76         $10.92            $10.77
                                                   ===========     ==========     ==========    ===========        ==========

Total return                                             5.11%          17.80%         (0.62)%         2.67%             7.93%
                                                   ===========     ==========     ==========    ===========        ==========

Ratios/supplemental data
   Net assets, end of period                       $8,552,736      $9,625,893    $10,564,778    $13,554,753        $2,033,819
                                                   ===========     ==========     ==========    ===========        ==========

   Ratio of expenses to average net assets
      Before expense reimbursements and waived fees      2.37 %(a)       2.30 %         2.03 %         2.75 %            4.11 %(a)
      After expense reimbursements and waived fees       1.95 %(a)       1.91 %         1.95 %         1.92 %            1.72 %(a)

   Ratio of net investment income (loss)
        to average net assets
   Before expense reimbursements and waived fees         2.01 %(a)       2.06 %         1.18 %        (0.88)%           (1.66)%(a)
   After expense reimbursements and waived fees          2.43 %(a)       2.45 %         1.27 %        (0.05)%            0.73 %(a)

   Portfolio turnover rate                               2.03 %(a)      67.89 %       130.53 %        53.66 %           22.26 %(a)

(a)      Annualized.                                                                See accompanying notes to financial statements



                           ZSA ASSET ALLOCATION FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The ZSA Asset Allocation Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on August 10, 1992. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                    The Fund has a capital loss carryforward for federal income tax purposes of $331,512, which expires in the year 2003. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforward has been offset or expires.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.



                                                                    (Continued)

                           ZSA ASSET ALLOCATION FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)


              F. Repurchase Agreements - The fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowing under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Zaske, Sarafa & Associates, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

              Currently, the Fund does not offer its shares for sale in states which require limitations to be placed on its expenses. The Advisor currently intends to voluntarily waive a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.95% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $19,688 ($0.03 per share) for the period ended September 30, 1996.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

                                                                   (Continued)

                           ZSA ASSET ALLOCATION FUND

                         NOTES TO FINANCIAL STATEMENTS

                               September 30, 1996
                                  (Unaudited)


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $11,450 of such expenses under the Plan for the period ended September 30, 1996.

NOTE 4 - DEFERRED ORGANIZATION EXPENSES

              All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

              Purchases and sales of investments, other than short-term investments, aggregated $1,113,848 and $1,085,993, respectively, for the period ended September 30, 1996.